SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

27. SUBSEQUENT EVENT

On January 18, 2019, the Board approved a share capital increase and issued 335,431 shares, increasing the number of outstanding shares to 75,406,357.

On January 04, 2019, the Company vested the total of 1,161,870 TRSUs.